Accounts Receivable - Aging Analysis of Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 134	$ 172
60-90 Days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	89	142
90-120 Days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	40	5
120 + Days [Member]
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 5	$ 25